Project debt (Tables)	3 Months Ended
Mar. 31, 2019
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of March 31, 2019 and December 31, 2018 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Non-current	4,769,119	4,826,659
Current	307,233	264,455
Total Project debt	5,076,352	5,091,114

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements, as of March 31, 2019 is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2019
Payment of interests accrued as of March 31, 2019	Nominal repayment	Between January and March 2020	Between April and December 2020	2021	2022	2023	Subsequent Years	Total
($ in thousands)
64,135	226,100	16,998	236,207	265,416	296,067	321,564	3,649,865	5,076,352